Investment securities	12 Months Ended
Dec. 31, 2013
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
Note 10.	Investment securities

(a)	Investments in Non-marketable Equity Securities

Following is a summary of such investments which are accounted for using the cost method as of December 31, 2012 and 2013:

	December 31,
	2012	2013

	(in thousands)

Chi Lin Optoelectronics Co., Ltd.	$625	625
Chi Lin Technology Co. Ltd.	432	432
Jetronics International Corp.	1,600	1,600
C Company	8,962	8,962
S Company	-	5,189
L Company	-	4,000
eTurboTouch Technology Inc.	477	477
Oculon Optoelectronics Inc.	309	309
Shinyoptics Corp.	283	283
	$12,688	21,877

In 2012, management considered the Company’s investment in equity of eTurboTouch Technology Inc. was impaired as it did not believe that the investment carrying value would be recovered due to the investee’s significant deterioration in the earnings performance. Management believes that Company’s proportionate equity interest in the net book value of investee as is the best estimate of the recoverable amount. As a result, the Company recognized a $238 thousand impairment loss which is included in other non-operating loss within “impairment loss on investment” in the consolidated statements of income.

As of December 31, 2012 and 2013, it was not practicable for management to estimate the fair values of the Company’s investments in equity listed above due to the lack of quoted market price and the inability to estimate the fair value without incurring excessive costs. However, management identified no events or changes in circumstance that may significantly affect the Company’s ability on recovering the carrying values of these investments.

(b)	Investments in corporate convertible bonds

On August 10, 2010, the Company purchased 1,620,000 units of the corporate convertible bonds issued by Chang Wah Electromaterials Inc. (“CWE”). The bonds have embedded conversion options which the Company can require CWE to settle the bonds during the period from September 11, 2010 to July 31, 2015 by converting each unit of bond into 0.6020 common shares of CWE. The embedded conversion options were separated from the corporate bonds and accounted for separately. The corporate bonds were recorded as available-for sale security and the separated convertible option was recorded as other assets in the consolidated balance sheets. The Company sold the bonds in August 2012. Proceed from the sale of the bonds was $5,431 thousand and realized gains from the sale included in “Gains on sale of marketable securities, net” was $645 thousand.